Principal Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounting Policies [Line Items]
Foreign currency translation rate	6.5249	6.9762
Wirte down off inventories	¥ 0	¥ 0
Land use rights term of agreement	50 years	50 years
Impairment loss	¥ 0	¥ 0	¥ 0
CHINA
Accounting Policies [Line Items]
Proceeds from government grants received	¥ 9,860,106	¥ 5,857,993	¥ 7,227,318
Percentage of annual after tax profit to be appropriated to statutory reserve fund	10.00%	10.00%	10.00%
Balance in the reserve fund as a percentage of registered capital	50.00%	50.00%	50.00%
CHINA | Privately Run Schools [Member]
Accounting Policies [Line Items]
Percentage of annual after tax profit to be appropriated to statutory reserve fund	25.00%	25.00%
Amount of allocations made to statutory reserve funds from after tax profits	¥ 7,409,675	¥ 10,609,534	¥ 12,725,098
Uniforms [Member]
Accounting Policies [Line Items]
Inventory net	1,440,000	1,010,000
Food [Member]
Accounting Policies [Line Items]
Inventory net	¥ 60,000	¥ 60,000